Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-In Capital	Subscribed Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Stockholders' Equity	Noncontrolling Interest Subsidiary	Total
Beginning Balance, Shares at Sep. 23, 2014
Beginning Balance, Amount at Sep. 23, 2014
Issuance of common stock, Shares	10,000
Issuance of common stock, Amount	$ 10,000					10,000		10,000
Additional shares issued on stock split, Shares	5,990,000
Additional shares issued on stock split, Amount
Net income (loss)				(45,154)		(45,154)		(45,154)
Ending Balance, Shares at Dec. 31, 2014	6,000,000
Ending Balance, Amount at Dec. 31, 2014	$ 10,000			(45,154)		(35,154)		(35,154)
Issuance of common stock, Shares	343,673
Issuance of common stock, Amount	$ 850,001					850,001		850,001
Issuance of stock warrant		20,000				20,000		20,000
Restricted stock vested and transferred to common stock, Shares	1,231,667
Restricted stock vested and transferred to common stock, Amount	$ 6,159					6,159		6,159
Stock compensation expense
Net income (loss)				2,670,414		2,670,414		2,670,414
Ending Balance, Shares at Dec. 31, 2015	7,575,340
Ending Balance, Amount at Dec. 31, 2015	$ 866,160	20,000		2,625,260		3,511,420		3,511,420
Issuance of common stock, Shares	1,440,000
Issuance of common stock, Amount	$ 3,600,395					3,600,395		3,600,395
Additional shares issued on stock split, Shares	81,138,060
Additional shares issued on stock split, Amount
Issuance of stock warrant		40,000				40,000		40,000
Restricted stock vested and transferred to common stock, Shares	8,566,660
Restricted stock vested and transferred to common stock, Amount	$ 4,284					4,284		4,284
Subscribed capital			1,862,643			1,862,643		1,862,643
Stock compensation expense		20,000				20,000		20,000
Other comprehensive loss					(10)	(10)		(10)
Non-controlling interest in subsidiary							50	50
Net income (loss)				(3,176,464)		(3,176,464)		(3,176,464)
Ending Balance, Shares at Dec. 31, 2016	98,720,060
Ending Balance, Amount at Dec. 31, 2016	$ 4,470,839	80,000	1,862,643	(551,204)	(10)	5,862,268	50	5,862,318
Issuance of common stock, Shares	500,000
Issuance of common stock, Amount	$ 500					1,500,000		1,500,000
Issuance of stock warrant						30,000		30,000
Restricted stock vested and transferred to common stock, Shares	724,057
Restricted stock vested and transferred to common stock, Amount	$ 724					971		971
Subscribed capital			2,027,400			2,027,400		2,027,400
Stock compensation expense						9,000		9,000
Other comprehensive loss					(3,357)	(3,357)		(3,357)
Reversal acquisition, Shares	(61,101,458)
Reversal acquisition, Amount	$ (4,433,221)		(1,862,643)	539,880	10	50	(50)
Net income (loss)				(891,060)		(891,060)		(891,060)
Ending Balance, Shares at Mar. 31, 2017	38,842,659
Ending Balance, Amount at Mar. 31, 2017	$ 38,842	$ 7,374,771	$ 2,027,400	$ (902,384)	$ (3,357)	$ 8,535,272		$ 8,535,272